PROVISION FOR RECLAMATION AND REHABILITATION - Disclosure of detailed information about provision for reclamation and rehabilitation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	$ 7,601	$ 7,397
Acquisition		44
Accretion	576	479
Disposals		(163)
Effects of movements in exchange rates	1,210	188
Change in estimates during the year	(642)	(344)
Provision for reclamation and rehabilitation, ending balance	8,745	7,601
Terronera, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	251	0
Acquisition		0
Accretion	0	0
Disposals		0
Effects of movements in exchange rates	37	0
Change in estimates during the year	1,014	251
Provision for reclamation and rehabilitation, ending balance	1,302	251
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	4,103	3,997
Acquisition		0
Accretion	313	268
Disposals		0
Effects of movements in exchange rates	653	95
Change in estimates during the year	(865)	(257)
Provision for reclamation and rehabilitation, ending balance	4,204	4,103
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	3,203	3,237
Acquisition		0
Accretion	263	211
Disposals		0
Effects of movements in exchange rates	510	93
Change in estimates during the year	(791)	(338)
Provision for reclamation and rehabilitation, ending balance	3,185	3,203
El Compas, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	0	163
Acquisition		0
Accretion	0	0
Disposals		(163)
Effects of movements in exchange rates	0	0
Change in estimates during the year	0	0
Provision for reclamation and rehabilitation, ending balance	0	0
Pitarrilla, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	44	0
Acquisition		44
Accretion	0	0
Disposals		0
Effects of movements in exchange rates	10	0
Change in estimates during the year	0	0
Provision for reclamation and rehabilitation, ending balance	$ 54	$ 44